                                 CGM MUTUAL FUND

                        Supplement dated January 15, 2004
                       to the Prospectus dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Mutual Fund for shares of certain other CGM Funds. You may exchange shares of CGM Mutual Fund for shares of CGM Capital Development Fund, but only if you were a shareholder of CGM Capital Development Fund on September 24, 1993, and have remained a shareholder of CGM Capital Development Fund continuously since that date. CGM Capital Development Fund is closed to other investors except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund as described in the SAI.

AS OF JANUARY 15, 2004, NEW SHAREHOLDERS IN CGM MUTUAL FUND MAY NO LONGER EXCHANGE CGM MUTUAL FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. SHAREHOLDERS HOLDING SHARES OF CGM MUTUAL FUND ON JANUARY 14, 2004 MAY EXCHANGE THEIR CGM MUTUAL FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. UNTIL APRIL 30, 2004, AFTER WHICH DATE SUCH EXCHANGES WILL NO LONGER BE AVAILABLE. TO EXCHANGE SHARES HELD IN A CGM RETIREMENT ACCOUNT FOR SHARES OF THE CDC-IXIS MONEY MARKET FUND YOU MUST HAVE A PRE-EXISTING RETIREMENT ACCOUNT IN THE MONEY MARKET FUND; NO NEW RETIREMENT ACCOUNTS ARE ALLOWED.

All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close out fee (currently $5). You may make an exchange by written instruction or, if a written authorization for telephone exchange is on file with CGM Shareholder Services, you may call 800-343-5678. See "Telephone Transactions" on page 12. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new (non-retirement) account, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. Monthly automatic exchanges (no longer available after April 30, 2004) from the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. to the Fund are not subject to this restriction. The Fund reserves the right to further waive these restrictions on exchanges, at its discretion. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

                                 CGM REALTY FUND

                        Supplement dated January 15, 2004
                       to the Prospectus dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Realty Fund for shares of certain other CGM Funds. You may exchange shares of CGM Realty Fund for shares of CGM Capital Development Fund, but only if you were a shareholder of CGM Capital Development Fund on September 24, 1993, and have remained a shareholder in CGM Capital Development Fund continuously since that date. CGM Capital Development Fund is closed to other investors except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund as described in the SAI.

AS OF JANUARY 15, 2004, NEW SHAREHOLDERS IN CGM REALTY FUND MAY NO LONGER EXCHANGE CGM REALTY FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. SHAREHOLDERS HOLDING SHARES OF CGM REALTY FUND ON JANUARY 14, 2004 MAY EXCHANGE THEIR CGM REALTY FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. UNTIL APRIL 30, 2004, AFTER WHICH DATE SUCH EXCHANGES WILL NO LONGER BE AVAILABLE. TO EXCHANGE SHARES HELD IN A CGM RETIREMENT ACCOUNT FOR SHARES OF THE CDC-IXIS MONEY MARKET FUND YOU MUST HAVE A PRE-EXISTING RETIREMENT ACCOUNT IN THE MONEY MARKET FUND; NO NEW RETIREMENT ACCOUNTS ARE ALLOWED.

All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close out fee (currently $5). You may make an exchange by written instruction or, if a written authorization for telephone exchange is on file with CGM Shareholder Services, you may call 800-343-5678. See "Telephone Transactions" on page 12. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new (non-retirement) account, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. Monthly automatic exchanges (no longer available after April 30, 2004) from the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. to the Fund are not subject to this restriction. The Fund reserves the right to further waive these restrictions on exchanges, at its discretion. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

                                 CGM FOCUS FUND

                        Supplement dated January 15, 2004
                       to the Prospectus dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Focus Fund for shares of certain other CGM Funds. You may exchange shares of CGM Focus Fund for shares of CGM Capital Development Fund, but only if you were a shareholder of CGM Capital Development Fund on September 24, 1993, and have remained a shareholder in CGM Capital Development Fund continuously since that date. CGM Capital Development Fund is closed to other investors except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund as described in the SAI.

AS OF JANUARY 15, 2004, NEW SHAREHOLDERS IN CGM FOCUS FUND MAY NO LONGER EXCHANGE CGM FOCUS FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. SHAREHOLDERS HOLDING SHARES OF CGM FOCUS FUND ON JANUARY 14, 2004 MAY EXCHANGE THEIR CGM FOCUS FUND SHARES FOR SHARES OF THE MONEY MARKET FUND DISTRIBUTED BY CDC IXIS ASSET MANAGEMENT DISTRIBUTORS, L.P. UNTIL APRIL 30, 2004, AFTER WHICH DATE SUCH EXCHANGES WILL NO LONGER BE AVAILABLE. TO EXCHANGE SHARES HELD IN A CGM RETIREMENT ACCOUNT FOR SHARES OF THE CDC-IXIS MONEY MARKET FUND YOU MUST HAVE A PRE-EXISTING RETIREMENT ACCOUNT IN THE MONEY MARKET FUND; NO NEW RETIREMENT ACCOUNTS ARE ALLOWED.

All exchanges are free of charge, except exchanges of all shares from a CGM Retirement Plan account, which will incur an account close out fee (currently $5). You may make an exchange by written instruction or, if a written authorization for telephone exchange is on file with CGM Shareholder Services, you may call 800-343-5678. See "Telephone Transactions" on page 11. Exchange requests cannot be revoked once they have been received in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Exchanges must be for amounts of at least $1,000. If you wish to make an exchange into a new (non-retirement) account, the exchange must satisfy the applicable minimum initial investment requirement.

You should not view the exchange privilege as a means for taking advantage of short-term swings in the market, and the Fund limits the number of exchanges you can make to four exchanges per account (or two round trips out of the Fund and back again) per calendar year. Monthly automatic exchanges (no longer available after April 30, 2004) from the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. to the Fund are not subject to this restriction. The Fund reserves the right to further waive these restrictions on exchanges, at its discretion. The Fund also reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

The Fund may terminate or change the terms of the exchange privilege at any time.

                                 CGM MUTUAL FUND

                      Supplement dated January 15, 2004 to
            the Statement of Additional Information dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Mutual Fund for shares of certain other CGM Funds. As of January 15, 2004, new shareholders in CGM Mutual Fund may no longer exchange CGM Mutual Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. Shareholders holding shares of CGM Mutual Fund on January 14, 2004 may exchange their CGM Mutual Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. until April 30, 2004, after which date such exchanges will no longer be available. To exchange shares held in a CGM Retirement Account for shares of the CDC-IXIS Money Market Fund you must have a pre-existing Retirement Account in the Money Market Fund; no new retirement accounts are allowed.

Eligible shareholders, as described above, may exchange shares of the Fund for shares of CDC Nvest Cash Management Trust - Money Market Series. Other shareholders may exchange shares of the Fund for shares of CGM Capital Development Fund and certain other CGM Funds; however, shares of CGM Capital Development Fund may only be exchanged for if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of CGM, and counsel to CGM Capital Development Fund and CGM. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services -- Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips out of the Fund and back again) per year and to prohibit exchanges during the first 15 days following an investment in the Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided that a special authorization form is on file with the Trust, or (ii) a written exchange request or Service Options Form to CGM Shareholder Services. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation. In addition, under applicable anti-money laundering regulations, exchange requests may be suspended, restricted, cancelled, or processed with proceeds withheld.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

                                 CGM REALTY FUND

                      Supplement dated January 15, 2004 to
           the Statement of Additional Information dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Realty Fund for shares of certain other CGM Funds. As of January 15, 2004, new shareholders in CGM Realty Fund may no longer exchange CGM Realty Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. Shareholders holding shares of CGM Realty Fund on January 14, 2004 may exchange their CGM Realty Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. until April 30, 2004, after which date such exchanges will no longer be available. To exchange shares held in a CGM Retirement Account for shares of the CDC-IXIS Money Market Fund you must have a pre-existing Retirement Account in the Money Market Fund; no new retirement accounts are allowed.

Eligible shareholders, as described above, may exchange shares of the Fund for shares of CDC Nvest Cash Management Trust - Money Market Series. Other shareholders may exchange shares of the Fund for shares of CGM Capital Development Fund and certain other CGM Funds; however, shares of CGM Capital Development Fund may be exchanged for only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of CGM and counsel to CGM Capital Development Fund and CGM. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services -- Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips out of the Fund and back again) per year and to prohibit exchanges during the first 15 days following an investment in the Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request or Service Options Form to CGM Shareholder Services. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation. In addition, under applicable anti-money laundering regulations, exchange requests may be suspended, restricted, cancelled, or processed with proceeds withheld.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.

                                 CGM FOCUS FUND

                      Supplement dated January 15, 2004 to
            the Statement of Additional Information dated May 1, 2003
                          as revised November 24, 2003

The following information replaces in its entirety the information found in the section entitled "Exchange Privilege:"

You may exchange your shares of CGM Focus Fund for shares of certain other CGM Funds. As of January 15, 2004, new shareholders in CGM Focus Fund may no longer exchange CGM Focus Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. Shareholders holding shares of CGM Focus Fund on January 14, 2004 may exchange their CGM Focus Fund shares for shares of the money market fund distributed by CDC IXIS Asset Management Distributors, L.P. until April 30, 2004, after which date such exchanges will no longer be available. To exchange shares held in a CGM Retirement Account to the CDC-IXIS Money Market Fund you must have a pre-existing Retirement Account in the Money Market Fund, no new retirement accounts are allowed.

Eligible shareholders, as described above, may exchange shares of the Fund for shares of CDC Nvest Cash Management Trust - Money Market Series. Other shareholders may exchange shares of the Fund for shares of CGM Capital Development Fund and certain other CGM Funds; however, shares of CGM Capital Development Fund may be exchanged for only if you were a shareholder on September 24, 1993, and have continuously remained a shareholder in the CGM Capital Development Fund since that date. CGM Capital Development Fund shares are not generally available to other persons except in special circumstances that have been approved by, or under the authority of, the Board of Trustees of CGM Capital Development Fund. The special circumstances currently approved by the Board of Trustees of CGM Capital Development Fund are limited to the offer and sale of shares of such fund to the following additional persons: trustees of CGM Capital Development Fund, employees of CGM, and counsel to CGM Capital Development Fund and CGM. The value of shares exchanged must be at least $1,000 and all exchanges are subject to the minimum investment requirements of the fund into which the exchange is being made. This option is summarized in the Prospectus under "Shareholder Services -- Exchange Privilege." Exchange requests cannot be revoked once they have been received in good order. The Trust reserves the right to terminate or limit the privilege of a shareholder who makes more than four exchanges (or two round trips out of the Fund and back again) per year and to prohibit exchanges during the first 15 days following an investment in the Fund. A shareholder may exercise the exchange privilege only when the fund into which shares will be exchanged is registered or qualified in the state in which such shareholder resides.

Exchanges may be effected by (i) a telephone request to CGM Shareholder Services at 800-343-5678, provided a special authorization form is on file with the Trust, or (ii) a written exchange request or Service Options Form to CGM Shareholder Services. The Trust reserves the right to modify this exchange privilege without prior notice, except as otherwise required by law or regulation. In addition under applicable anti-money laundering regulations, exchange requests may be suspended, restricted, cancelled, or processed with proceeds withheld.

For federal income tax purposes, an exchange constitutes a sale of shares, which may result in a taxable gain or loss.